Employee Benefit Plans (Change In Benefit Obligation And Funding Status And The Fair Value Of Plan Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
SERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	$ 98
Current service cost	(6)	$ (7)
Net defined benefit liability (asset), ending balance	8	98
SERP [Member] | Accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	518	553
Current service cost	6	7
Interest cost (income)	17	19
Payment of benefits to employees	(18)	(20)
Effect of changes in demographic assumptions	(5)	(2)
Change in financial assumptions		(41)
Effect of experience adjustments	(89)	2
Net defined benefit liability (asset), ending balance	429	518
SERP [Member] | Fair Value Of Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	420	432
Interest cost (income)	15	16
Payment of benefits to employees	(18)	(20)
Return on plan assets, excluding interest income	4	(8)
Net defined benefit liability (asset), ending balance	421	420
ERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	1
Current service cost	(8)	(4)
Net defined benefit liability (asset), ending balance	2	1
ERP [Member] | Accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	14	10
Current service cost	8	4
Interest cost (income)	1
Payment of benefits to employees	(7)
Transfer from DC plan	3
Effect of experience adjustments	(2)
Net defined benefit liability (asset), ending balance	17	14
ERP [Member] | Fair Value Of Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	13	6
Employer contributions	5	7
Interest cost (income)	1
Payment of benefits to employees	(7)
Transfer from DC plan	3
Net defined benefit liability (asset), ending balance	15	13
Domestic Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	99
Current service cost	(14)	(11)
Net defined benefit liability (asset), ending balance	10	99
Domestic Defined Benefit Plans [Member] | Accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	532	563
Current service cost	14	11
Interest cost (income)	18	19
Payment of benefits to employees	(25)	(20)
Transfer from DC plan	3
Effect of changes in demographic assumptions	(5)	(2)
Change in financial assumptions		(41)
Effect of experience adjustments	(91)	2
Net defined benefit liability (asset), ending balance	446	532
Domestic Defined Benefit Plans [Member] | Fair Value Of Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	433	438
Employer contributions	5	7
Interest cost (income)	16	16
Payment of benefits to employees	(25)	(20)
Transfer from DC plan	3
Return on plan assets, excluding interest income	4	(8)
Net defined benefit liability (asset), ending balance	$ 436	$ 433